Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 8,479	$ 9,172	$ 866
Other comprehensive income (loss), net of tax
Change in unrealized appreciation (depreciation) of fixed maturity securities on which allowance for credit losses was taken	(61)	31	(62)
Change in unrealized appreciation (depreciation) of all other investments	(31,695)	(5,638)	5,337
Change in fair value of market risk benefits attributable to changes in our own credit risk	1,294	179	0
Change in the discount rates used to measure traditional and limited payment long-duration insurance contracts	5,298	1,356	0
Change in cash flow hedges	157	0	0
Change in foreign currency translation adjustments	(101)	(20)	57
Change in retirement plan liabilities	2	1	(2)
Other comprehensive income (loss)	(25,106)	(4,091)	5,330
Comprehensive income (loss)	(16,627)	5,081	6,196
Less:
Comprehensive income attributable to noncontrolling interests	310	929	230
Comprehensive income (loss) attributable to Corebridge	$ (16,937)	$ 4,152	$ 5,966